Pledged Assets	12 Months Ended
Dec. 31, 2025
Pledged Assets [Abstract]
Pledged assets
38.	Pledged assets

		Carrying amount
Assets	Purpose	December 31, 2024	December 31, 2025

Financial assets at amortized cost	Bank loans and credit card deposits	$591,457	$1,112,985
Investment properties	Bank loans	2,389,864	2,466,285